Convertible promissory notes (Details) - Schedule of convertible promissory notes - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Convertible promissory notes (Details) - Schedule of convertible promissory notes [Line Items]
Convertible promissory notes, net	$ 4,524
Principal [Member]
Convertible promissory notes (Details) - Schedule of convertible promissory notes [Line Items]
Convertible promissory notes, net	5,000
Discount [Member]
Convertible promissory notes (Details) - Schedule of convertible promissory notes [Line Items]
Convertible promissory notes, net	(262)
Interest [Member]
Convertible promissory notes (Details) - Schedule of convertible promissory notes [Line Items]
Convertible promissory notes, net	$ (214)